Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unlisted securities USD ($)	Mar. 31, 2012 Unlisted securities JPY (¥)	Mar. 31, 2011 Unlisted securities JPY (¥)	Mar. 31, 2011 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Certain investment in affiliates USD ($)	Mar. 31, 2012 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Certain investment in affiliates JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Unlisted securities USD ($)	Mar. 31, 2012 Level 1 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 1 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 1 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Level 1 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Level 1 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Level 1 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Level 1 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Level 1 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Level 1 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Level 1 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Level 1 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Level 1 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Level 1 Certain investment in affiliates USD ($)	Mar. 31, 2012 Level 1 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Level 1 Certain investment in affiliates JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Unlisted securities USD ($)	Mar. 31, 2012 Level 2 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 2 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 2 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Level 2 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Level 2 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Level 2 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Level 2 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Level 2 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Level 2 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Level 2 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Level 2 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Level 2 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Level 2 Certain investment in affiliates USD ($)	Mar. 31, 2012 Level 2 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Level 2 Certain investment in affiliates JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Unlisted securities USD ($)	Mar. 31, 2012 Level 3 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 3 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 3 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Level 3 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Level 3 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Level 3 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Level 3 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Level 3 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Level 3 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Level 3 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Level 3 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Level 3 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Level 3 Certain investment in affiliates USD ($)	Mar. 31, 2012 Level 3 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Level 3 Certain investment in affiliates JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,646	¥ 135,298	¥ 185,042	$ 118	¥ 9,715	¥ 3,776	¥ 11,439	$ 892	¥ 73,319	¥ 110,329	$ 196	¥ 16,159	¥ 26,813	$ 249	¥ 20,445	¥ 30,595	$ 191	¥ 15,660	¥ 2,090	$ 131	¥ 10,775	¥ 236	$ 0	¥ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 131	¥ 10,775	¥ 236	$ 0	¥ 0	¥ 11,439	$ 0	¥ 0	¥ 0	¥ 11,439	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 1,515	¥ 124,523	¥ 173,367	$ 118	¥ 9,715	¥ 3,776	¥ 0	$ 892	¥ 73,319	¥ 110,329	$ 196	¥ 16,159	¥ 26,813	$ 249	¥ 20,445	¥ 30,595	$ 60	¥ 4,885	¥ 1,854